Share-based Payment Arrangements - Summary of Employee Share Options (Detail)							1 Months Ended		12 Months Ended
	Jul. 01, 2023 shares	May 01, 2023 shares	Jan. 01, 2023 shares $ / shares	Jul. 01, 2022 shares	Jan. 01, 2022 shares $ / shares	Dec. 15, 2020 shares	Sep. 30, 2017 shares	Jul. 31, 2010 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Equivalent ADSs, Options granted								7,050,211
2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Equivalent ADSs, Options granted							825,833
American Depositary Share | 2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Equivalent ADSs, Beginning of Period			371,569		487,829				371,569	487,829	533,629
Number of Equivalent ADSs, Options granted								564,017
Number of Equivalent ADSs, Options expired									(48,800)	(116,260)	0
Number of Equivalent ADSs, Options exercised									0	0	(45,800)
Number of Equivalent ADSs, Ending of Period									322,769	371,569	487,829
Number of Equivalent ADSs, Options exercisable, end of period									322,769	371,569	487,829
Weighted- average Exercise Price, Beginning of Period | $ / shares			$ 22		$ 17.88				$ 22	$ 17.88	$ 17.88
Weighted- average Exercise Price, Options expired | $ / shares									17.08	8.38	0
Weighted-average Exercise Price, Options exercised | $ / shares									0	0	5.38
Weighted- average Exercise Price, End of Period | $ / shares									22.74	22	17.88
Weighted- average Exercise Price, Options exercisable end of period | $ / shares									$ 22.74	$ 22	$ 17.88
American Depositary Share | 2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Equivalent ADSs, Beginning of Period			20,048		20,048				20,048	20,048	20,048
Number of Equivalent ADSs, Options granted							33,033
Number of Equivalent ADSs, Options forfeited									(333)	0	0
Number of Equivalent ADSs, Ending of Period									19,715	20,048	20,048
Number of Equivalent ADSs, Options exercisable, end of period									19,715	20,048	20,048
Weighted- average Exercise Price, Beginning of Period | $ / shares			$ 31.9		$ 31.9				$ 31.9	$ 31.9	$ 31.9
Weighted- average Exercise Price, Options forfeited | $ / shares									31.9	0	0
Weighted- average Exercise Price, End of Period | $ / shares									31.9	31.9	31.9
Weighted- average Exercise Price, Options exercisable end of period | $ / shares									$ 31.9	$ 31.9	$ 31.9
American Depositary Share | 2020 Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Equivalent ADSs, Beginning of Period			1,154,068		804,312				1,154,068	804,312	764,812
Number of Equivalent ADSs, Options granted	9,600	370,000	407,226	143,600	355,030	764,812			786,827	498,630	56,400
Number of Equivalent ADSs, Options forfeited									(11,375)	(148,874)	(16,200)
Number of Equivalent ADSs, Options exercised											(700)
Number of Equivalent ADSs, Ending of Period									1,929,520	1,154,068	804,312
Number of Equivalent ADSs, Options exercisable, end of period									803,797	408,964	299,505
Weighted- average Exercise Price, Beginning of Period | $ / shares			$ 2.59		$ 10.3				$ 2.59	$ 10.3	$ 10.3
Weighted- average Exercise Price, Options granted | $ / shares									2.93	2.57	16.2
Weighted- average Exercise Price, Options forfeited | $ / shares									2.33	2.6	10.3
Weighted-average Exercise Price, Options exercised | $ / shares											10.3
Weighted- average Exercise Price, End of Period | $ / shares									2.73	2.59	10.3
Weighted- average Exercise Price, Options exercisable end of period | $ / shares									2.59	2.59	10.3
Weighted-average fair value of each option granted | $ / shares									$ 2.73	2.59	13.15
American Depositary Share | 2020 Equity Incentive Plan | Amended ADS Exercise Price
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted- average Exercise Price, Beginning of Period | $ / shares					$ 2.6					$ 2.6
Weighted- average Exercise Price, End of Period | $ / shares											$ 2.6